Description of Business	12 Months Ended
Dec. 31, 2014
Description of Business

1. Description of Business

Navigator Holdings Ltd. (“the Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a business of owning and operating a fleet of gas carriers. At December 31, 2014, the Company owned and operated 26 gas carriers (the “Vessels”) having a cargo capacity of between 20,500 cbm and 22,500 cbm, of which 20 were semi-refrigerated and of those, eight were capable of transporting ethylene. The remaining six are fully-refrigerated vessels.